MAINSTAY FUNDS TRUST
51 Madison Avenue
New York, NY 10010

January 23, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	Form N-14 of MainStay Funds Trust
File No.: 811-22321

Commissioners:

On behalf of MainStay Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14.  This filing relates to the proposed acquisition of assets and assumption of liabilities of MainStay Equity Index Fund, a series of The MainStay Funds, by MainStay S&P 500 Index Fund, a series of the Registrant.

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Please direct any questions concerning the filing to the undersigned at 973-394-4436.

Very truly yours,

/s/ Kevin M. Bopp
Kevin M. Bopp
Assistant Secretary